T. ROWE PRICE New Asia Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CHINA 33.0%
Common Stocks 27.1%
Alibaba Group Holding (HKD)  4,179,240 62,834
BYD, Class H (HKD) (1) 358,998 5,242
China Pacific Insurance Group, Class H (HKD)  7,623,400 30,703
China Resources Beer Holdings (HKD)  4,406,500 14,651
China Resources Mixc Lifestyle Services (HKD)  6,203,600 28,809
CRRC, Class H (HKD)  32,651,000 22,626
Foshan Haitian Flavouring & Food, Class H (HKD) (2) 1,837,600 8,006
Greentown Service Group (HKD)  7,358,000 4,480
H World Group (HKD)  3,041,200 9,492
H World Group, ADR (USD) (1) 189,614 5,920
KE Holdings, Class A (HKD)  3,728,655 22,805
NetEase (HKD)  1,070,800 27,993
PDD Holdings, ADR (USD) (2) 174,300 19,774
Shandong Weigao Group Medical Polymer, Class H (HKD)  15,298,000 13,453
Shenzhou International Group Holdings (HKD)  2,408,000 17,330
Silergy (TWD)  1,002,000 10,778
Sunny Optical Technology Group (HKD) (1) 2,012,900 18,650
Tencent Holdings (HKD)  2,257,860 158,078
Trip.com Group (HKD)  152,400 9,461
Yum China Holdings (HKD)  540,149 25,079
Yum China Holdings (USD)  72,349 3,377
519,541
Common Stocks - China A Shares 5.9%
Electric Connector Technology, A Shares (CNH)  1,866,900 12,592
Hongfa Technology, A Shares (CNH)  8,124,191 27,652
Jiangsu Hengrui Pharmaceuticals, A Shares (CNH)  2,381,960 20,817
NARI Technology, A Shares (CNH)  3,196,501 9,716
Shenzhen Inovance Technology, A Shares (CNH)  1,485,368 13,026
Weichai Power, A Shares (CNH)  13,762,060 28,887
112,690
Total China (Cost $439,486) 632,231
HONG KONG 3.4%
Common Stocks 3.4%
AIA Group  5,326,400 49,664

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
Galaxy Entertainment Group  3,275,000 15,971
Total Hong Kong (Cost $33,507) 65,635
INDIA 18.8%
Common Stocks 18.8%
Apollo Hospitals Enterprise  214,635 18,299
Bharti Airtel  1,759,011 38,292
HDFC Bank  2,296,281 52,696
HDFC Life Insurance  4,252,832 36,541
ICICI Bank  3,197,958 53,851
Info Edge India  342,726 5,412
Infosys, ADR (USD) (1) 799,326 13,365
Kotak Mahindra Bank  740,685 16,688
Larsen & Toubro  305,111 12,618
MakeMyTrip (USD) (2) 209,849 19,640
Persistent Systems  167,570 9,793
Reliance Industries  2,371,570 37,453
Shriram Finance  2,911,435 20,852
Swiggy (2) 2,921,428 13,396
Voltas  758,377 11,446
Total India (Cost $287,229) 360,342
INDONESIA 3.4%
Common Stocks 3.4%
Bank Central Asia  77,197,500 38,691
Bank Rakyat Indonesia Persero  72,800,500 16,302
Telkom Indonesia Persero  57,727,000 10,137
Total Indonesia (Cost $50,129) 65,130
MALAYSIA 0.4%
Common Stocks 0.4%
CIMB Group Holdings  5,270,600 8,057
Total Malaysia (Cost $5,977) 8,057
PHILIPPINES 1.0%
Common Stocks 1.0%
BDO Unibank  7,733,871 18,879
Total Philippines (Cost $20,341) 18,879

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
SINGAPORE 6.2%
Common Stocks 6.2%
DBS Group Holdings  1,341,860 49,252
Sea, ADR (USD) (2) 146,462 22,943
Seatrium  4,675,400 8,126
Singapore Telecommunications  12,980,600 38,684
Total Singapore (Cost $61,943) 119,005
SOUTH KOREA 10.8%
Common Stocks 10.8%
DB Insurance  311,553 28,636
HD Hyundai Marine Solution  97,725 14,294
JYP Entertainment  209,045 10,891
Samsung Electronics  1,996,178 101,733
Samsung Fire & Marine Insurance  75,613 23,870
SK Hynix  140,764 27,283
Total South Korea (Cost $117,686) 206,707
TAIWAN 20.1%
Common Stocks 20.1%
Airtac International Group  364,000 10,353
Alchip Technologies  108,000 13,807
Chailease Holding  1,883,395 7,271
Delta Electronics  798,000 15,033
Lotes  321,000 15,010
MediaTek  876,000 39,669
Taiwan Semiconductor Manufacturing  7,339,574 282,568
Total Taiwan (Cost $86,890) 383,711
THAILAND 1.1%
Common Stocks 1.1%
Bangkok Bank  4,666,400 21,125
Total Thailand (Cost $22,045) 21,125

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
UNITED STATES 0.8%
Common Stocks 0.8%
Coupang (2) 523,941 15,420
Total United States (Cost $10,313) 15,420
VIETNAM 1.1%
Common Stocks 1.1%
Asia Commercial Bank  12,005,160 10,817
FPT  1,961,250 7,765
Hoa Phat Group (2) 1,808,446 1,717
Total Vietnam (Cost $20,048) 20,299
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.36% (3)(4) 4,380,300 4,380
Total Short-Term Investments (Cost $4,380) 4,380
SECURITIES LENDING COLLATERAL 1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 4.36% (3)(4) 23,693,314 23,693
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 23,693
Total Securities Lending Collateral (Cost $23,693) 23,693
Total Investments in Securities  101.5%
(Cost $1,183,667) $ 1,944,614
Other Assets Less Liabilities (1.5)% (29,062)
Net Assets 100.0% $ 1,915,552
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2025.
(2) Non-income producing

T. ROWE PRICE New Asia Fund

.
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(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE New Asia Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.36% $ — $ — $ 934++
Totals $ —# $ — $ 934+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
T. Rowe Price Government
Reserve Fund, 4.36% $ 78,689  ¤  ¤ $ 28,073
Total $ 28,073^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $934 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $28,073.

T. ROWE PRICE New Asia Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Asia Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Asia Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE New Asia Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Asia Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F39-054Q3 07/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 100,439 $ 1,816,102 $ — $ 1,916,541
Short-Term Investments 4,380 — — 4,380
Securities Lending Collateral 23,693 — — 23,693
Total $ 128,512 $ 1,816,102 $ — $ 1,944,614